Note 4 - Acquisition of Homestake Resources (Details Textual)				12 Months Ended
	Jan. 24, 2017 CAD ($)	Sep. 07, 2016 CAD ($) $ / shares shares	May 04, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($) shares
Statement Line Items [Line Items]
Equity interests of acquirer		$ 13,262,000
Number of share options granted in share-based payment arrangement				530,000	2,452,786
Number of warrants granted | shares					827,271
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 1,044,000
Share issue related cost	$ 2,261,000		$ 1,721,000
Professional fees expense				$ 316,000	$ 171,000
Homestake Resource Corporation [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		100.00%
Shares received for every share transferred in acquisition | shares		17
Number of instruments or interests issued or issuable		4,068,124
Equity interests of acquirer		$ 13,262,000
Number of share options granted in share-based payment arrangement		97,786			97,786
Weighted average share price, share options granted		$ 1.10
Number of warrants granted | shares		286,167
Weighted average share price, warrants granted | $ / shares		$ 2.42
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 1,044,000
Share issue related cost		726,000
Weighted average share price		$ 3.26
Number of shares issued as finders fee | shares		222,603
Professional fees expense		$ 318,000